Employee Benefit Plan, Description of Plan	12 Months Ended
Mar. 31, 2026
EBP, Description of Plan and Accounting Change [Abstract]
EBP, Description of Plan Amendment	PLAN AMENDMENT
During fiscal 2026, the Plan was amended to include National Diversified Sales (“NDS”) as a predecessor employer and the former employees of NDS became eligible to participate in the Plan on April 1, 2026.